Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Computation of Basic Earnings Per Share and Diluted Earnings Per Share

Computation of basic earnings per share and diluted earnings per share are as follows:

	December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)

Numerator:
Net income attributable to ordinary shareholders	859,313,746	811,187,833	879,966,874	139,812,655
Numerator for basic earnings per share	859,313,746	811,187,833	879,966,874	139,812,655
Numerator for diluted earnings per share	859,313,746	811,187,833	879,966,874	139,812,655

Denominator:
Number of shares outstanding, opening	227,018,426	226,819,007	228,019,412	228,019,412
Weighted average number of shares issued	726,931	489,847	4,104,619	4,104,619
Weighted average number of shares repurchased	(1,467,130)	—	(119,152)	(119,152)

Weighted average number of shares outstanding – basic	226,278,227	227,308,854	232,004,879	232,004,879
Dilutive effect of share options	7,682,329	6,619,546	—	—

Weighted average number of shares outstanding – diluted	233,960,556	233,928,400	232,004,879	232,004,879